FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 9, 2017
           REGISTRATION NO. 333-184890                  INVESTMENT COMPANY ACT NO. 811-07325

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
          PRE-EFFECTIVE AMENDMENT NO.       [_]
        POST-EFFECTIVE AMENDMENT NO. 13     [X]

AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

                   AMENDMENT NO. 162             [X]
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(EXACT NAME OF REGISTRANT)
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PRUCO LIFE INSURANCE COMPANY
(NAME OF DEPOSITOR)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of depositor's principal executive offices)

J. MICHAEL LOW, ESQ.
LEWIS BRISBOIS BISGAARD & SMITH LLP
PHOENIX PLAZA TOWER II
2929 NORTH CENTRAL AVENUE, SUITE 1700
PHOENIX, AZ  85012
(602) 385-7854
(NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE)
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COPIES TO:

WILLIAM J. EVERS
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
213 WASHINGTON STREET
NEWARK, NJ 07102-2992
(973) 802-3716

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Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 5, 2017 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ______ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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Explanatory Note

This Post-Effective Amendment No. 13 (“PEA No. 13”) to the Registration Statement on Form N-4, File No. 333-184890, of Pruco Life Insurance Company and its Separate Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until April 5, 2017, the effectiveness of Post-Effective Amendment No. 12, which was filed on January 12, 2017 (accession no. 0000947703-17-000007) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 12 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey on this 9th day of March, 2017.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

Lori D. Fouché*
Lori D. Fouché
President and Chief
Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:  Lori D. Fouché*
     Lori D. Fouché
     President and Chief
     Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.
Signature	Title	Date
Lori D. Fouché*	Chief Executive Officer, President and	March 9, 2017
Lori D. Fouché	Director

John Chieffo*	Chief Financial Officer, Chief Accounting	March 9, 2017
John Chieffo	Officer, Vice President and Director

Christine Knight*	Director	March 9, 2017
Christine Knight

Kenneth Y. Tanji*	Director	March 9, 2017
Kenneth Y. Tanji

Bernard J. Jacob*	Director	March 9, 2017
Bernard J. Jacob

Richard F. Lambert*	Director	March 9, 2017
Richard F. Lambert*

Kent D. Sluyter*	Director	March 9, 2017
Kent D. Sluyter

By:  /s/ William J. Evers
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William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.